Related Party Balances and Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Balances And Transactions
Schedule of major related parties

The table below sets out major related parties of the Group and their relationship with the Group:

Entity	Relationship with the Group
BHL Ltd. (formerly known as Brandt Holdings Ltd.)	Shareholder of the Company
Stratifi Global Limited	Shareholder of the Company
Crescent East Limited	Shareholder of the Company
Joharne Limited	Shareholder of the Company
Renhari Limited	Shareholder of the Company
Moira Venture Limited	Shareholder of the Company
Forekast International Pte. Ltd.	Related party due to a common director
Brandt Business Services Sdn. Bhd.	Related party due to a common director

The table below sets out major related parties of the Group and their relationship with the Group:

Entity	Relationship with the Group
Brandt Holdings Ltd.	Shareholder of the Company
Stratifi Global Limited	Shareholder of the Company
Crescent East Limited	Shareholder of the Company
Joharne Limited	Shareholder of the Company
Renhari Limited	Shareholder of the Company
Moira Venture Limited	Shareholder of the Company
Forekast International Pte. Ltd.	Related party due to a common director
Brandt Business Services Sdn. Bhd.	Related party due to a common director

Schedule of key management personnel compensation
(a)	Key management personnel compensation

	2023	2022
	USD	USD
Directors
Remunerations	-	28,444
Others	-	4,264
	-	32,708

Schedule of outstanding balance owing by related parties

	September 30, 2024	December 31, 2023
	USD	USD
Amount owing by shareholders
BHL Ltd. (formerly known as Brandt Holdings Ltd.)	5,300	5,300
Stratifi Global Limited	970	970
Crescent East Limited	960	960
Joharne Limited	960	960
Renhari Limited	960	960
Moira Venture Limited	850	850
	10,000	10,000

Amount owing by related party
Forekast International Pte. Ltd.	-	108,950

(b)	The outstanding balance owing by related parties as of December 31, 2023 and 2022 were as follow:

	2023	2022
	USD	USD
Amount owing by shareholders
Brandt Holdings Ltd.	5,300	5,300
Stratifi Global Limited	970	970
Crescent East Limited	960	960
Joharne Limited	960	960
Renhari Limited	960	960
Moira Venture Limited	850	850
	10,000	10,000

Amount owing by related party
Forekast International Pte. Ltd.	108,950	113,650

Trade receivables from related party
Brandt Business Services Sdn. Bhd.	-	302,309

Schedule of related party transactions
	For the nine months ended September 30,
	2024	2023
	USD	USD
Revenue
Brandt Business Services Sdn. Bhd.	-	2,358,888

(c)	The related party transactions entered into during the years ended December 31, 2023 and 2022 were as follows:

	2023	2022
	USD	USD
Revenue
Brandt Business Services Sdn. Bhd.	2,332,646	1,209,768